As filed with the Securities and Exchange Commission on May 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

P.O. Box 23791, San Jose, CA 95153
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
P.O. Box 23791, San Jose, CA 95153
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Marketocracy Masters 100 Fund
Portfolio of Investments
March 31, 2012 (Unaudited)
		Shares	Market Value
Common Stocks - 79.2%			$8,851,611
(Cost $7,361,997)

ACCOMMODATION & FOOD SERVICES - 0.4%			39,240
MCD	MCDONALD'S CORP.	400	39,240

ADMINISTRATIVE SUPPORT - 0.6%			63,082
CLH	CLEAN HARBORS, INC.*	400	26,932
WNS	WNS HOLDINGS LTD. - ADR*	3,000	36,150

ARTS, ENTERTAINMENT & RECREATION - 0.5%			60,122
BYD	BOYD GAMING CORP.*	6,200	48,608
LVS	LAS VEGAS SANDS CORP.*	200	11,514

ENERGY - 0.3%			31,500
BP	BP PLC - ADR	700	31,500

FINANCE & INSURANCE - 11.7%			1,304,505
PVD	ADMINISTRADORA DE FONDOS DE PENSIONES PROVIDA SA - ADR	600	47,400
ASI	AMERICAN SAFETY INSURANCE HOLDINGS LTD.*	800	15,080
NLY	ANNALY CAPITAL MANGEMENT, INC.	1,000	15,820
BAC	BANK OF AMERICA CORP.	3,000	28,710
BRK/B	BERKSHIRE HATHAWAY, INC.*	1,600	129,840
CLMS	CALAMOS ASSET MANAGEMENT, INC.	9,600	125,856
C	CITIGROUP, INC.	600	21,930
DHIL	DIAMOND HILL INVESTMENT GROUP	1,400	103,110
DFS	DISCOVER FINANCIAL SERVICES	600	20,004
GCA	GLOBAL CASH ACCESS HOLDINGS, INC.*	3,600	28,080
GS	GOLMDMAN SACHS GROUP. INC.	200	24,874
HIG	HARTFORD FINANCIAL SERVICES GROUP, INC.	3,200	67,456
HEK	HECKMANN CORP.*	9,200	39,652
ONE	HIGHER ONE HOLDINGS, INC.*	1,500	22,425
HUM	HUMANA, INC.	600	55,488
JNS	JANUS CAPITAL GROUP, INC.	12,300	109,593
JPM	JPMORGAN CHASE & CO.	800	36,784
MS	MORGAN STANLEY	1,600	31,424
NCT	NEWCASTLE INVESTMENT CORP.	4,300	27,004
NYX	NYSE EURONEXT	1,000	30,010
ORI	OLD REPUBLIC INTERNATIONAL CORP.	1,800	18,990
PEI	PENNSYLVANIA REIT	7,000	106,890
PCC	PMC COMMERCIAL TRUST	3,500	29,960
STC	STEWART INFORMATION SERVICES CORP.	1,400	19,894
TELOZ	TEL OFFSHORE TRUST*	90	103
UNAM	UNICO AMERICAN CORP.*	4,300	48,160
V	VISA, INC.	500	59,000
WFC	WELLS FARGO & CO.	1,200	40,968

HEALTH CARE - 1.9%			214,656
VVUS	VIVUS, INC.*	9,600	214,656

HEALTH CARE & SOCIAL ASSISTANCE - 12.9%			1,443,694
AVCA	ADVOCAT, INC.	2,598	13,458
AMRN	AMARIN CORP. - ADR*	48,800	552,416
BRLI	BIO-REFERENCE LABS, INC.*	4,200	98,742
DEPO	DEPOMED, INC.*	40,900	256,034
HMA	HEALTH MANAGEMENT ASSOCIATES, INC.*	13,400	90,048
MDF	METROPOLITAN HEALTH NETWORKS, INC.*	1,800	16,866
NVO	NOVO-NORDISK AS - ADR	3,000	416,130

INFORMATION - 6.1%			684,930
ANSS	ANSYS, INC.*	600	39,012
CHL	CHINA MOBILE LTD. - ADR	3,300	181,764
DTV	DIRECTV*	3,000	148,020
EXLS	EXLSERVICE HOLDINGS, INC.*	800	21,952
MSFT	MICROSOFT, INC.	3,400	109,650
RP	REALPAGE, INC.*	800	15,336
S	SPRINT NEXTEL CORP.*	8,600	24,510
VZ	VERIZON COMMUNICATIONS, INC.	600	22,938
VOD	VODAFONE GROUP PLC - ADR	4,400	121,748

MANUFACTURING - 22.4%			2,502,656
ACW	ACCURIDE CORP.*	2,800	24,332
AOSL	ALPHA & OMEGA SEMICONDUCTOR LTD.*	1,900	18,278
APFC	AMERICAN PACIFIC CORP.*	4,049	30,449
APEMY	APERAM - ADR	60	1,109
AAPL	APPLE, INC.*	200	119,894
ARIA	ARIAD PHARMACEUTICALS, INC.*	5,400	86,130
BAYRY	BAYER AG - ADR	600	42,174
BVX	BOVIE MEDICAL CORP.*	6,600	17,886
CCJ	CAMECO CORP.	1,600	34,384
CVX	CHEVRON CORP.	400	42,896
SNP	CHINA PETROLEUM & CHEMICAL CORP. - ADR	200	21,744
COP	CONOCOPHILLIPS	400	30,404
CNRD	CONRAD INDUSTRIES, INC.*	900	16,101
COT	COTT CORP.*	2,600	17,134
CVI	CVR ENERGY, INC.*	2,100	56,175
DELL	DELL, INC.*	7,400	122,840
DLB	DOLBY LABORATORIES, INC.*	400	15,224
DOW	DOW CHEMICAL CO.	400	13,856
E	ENI SPA - ADR	400	18,728
EL	ESTEE LAUDER CO., INC.	400	24,776
XLS	EXELIS, INC.	1,800	22,536
XOM	EXXON MOBILE CORP.	700	60,711
EZCH	EZCHIP SEMICONDUCTOR LTD.*	900	38,997
FMX	FOMENTO ECONOMICO MEXICANO SAB - ADR	400	32,908
FRX	FOREST LABS, INC.*	400	13,876
GY	GENCORP, INC.*	2,000	14,200
GE	GENERAL ELECTRIC CO.	1,600	32,112
GM	GENERAL MOTORS CO.*	1,000	25,650
GSIT	GSI TECHNOLOGY*	5,200	22,048
HPQ	HEWLETT PACKARD CO.	1,400	33,362
HITK	HI-TECH PHARMACAL, INC.*	1,200	43,116
HNZ	HJ HEINZ CO.	800	42,840
ITW	ILLINOIS TOOL WORKS, INC.	400	22,848
INTC	INTEL CORP.	1,200	33,732
SJM	JM SMUCKER CO.	400	32,544
JNJ	JOHNSON & JOHNSON	900	59,364
LSI	LSI CORP.*	2,400	20,832
MDCO	MEDICINES CO.*	1,000	20,070
MERC	MERCER INTERNATIONAL, INC.*	7,200	57,528
MRK	MERCK & CO., INC.	600	23,040
MCHP	MICROCHIP TECHNOLOGY, INC.	800	29,760
MR	MINDRAY MEDICAL INTERNATIONAL LTD. - ADR	3,200	105,504
MKSI	MKS INSTRUMENT, INC.	400	11,812
MHK	MOHAWK INDUSTRIES, INC.*	400	26,604
MPWR	MONOLITHIC PPOWER SYSTEMS, INC.*	1,300	25,571
MNST	MONSTER BEVERAGE CORP.*	1,400	86,926
NKTR	NEKTAR THERAPEUTICS*	21,200	167,904
NSRGY	NESTLE SA - ADR	1,500	94,500
NRTLQ	NORTEL NETWORKS CORP.*	12	-
PDFS	PDF SOLUTIONS, INC.*	1,800	15,174
PM	PHILIP MORRIS INTERNATIONAL, INC.	900	79,749
PLXS	PLEXUS CORP.*	600	20,994
PRAN	PRANA BIOTECHNOLOGY LTD. - ADR*	36,800	62,192
PX	PRAXAIR, INC.	400	45,856
RDS/A	ROYAL DUTCH SHELL PLC - ADR	600	42,078
SWK	STANLEY BLACK & DECKER, INC.	200	15,392
STNR	STEINER LEISURE LTD.*	400	19,532
RGR	STURM RUGER & CO., INC.	400	19,640
TSO	TESORO CORP.*	1,500	40,260
USNA	USANA HEALTH SCIENCES, INC.*	400	14,932
VLTR	VOLTERRA SEMICONDUCTOR CORP.*	400	13,766
WX	WUXI PHARMATECH (CAYMAN), INC. - ADR*	8,400	120,960
ZBRA	ZEBRA TECHNOLOGIES CORP.*	400	16,472
HOGS	ZHONGPIN, INC.*	1,800	20,250

MINING - 3.4%			382,689
AKZOY	AKZO NOBEL NV - ADR	1,400	27,468
DVR	CAL DIVE INTERNATIONAL, INC.*	4,400	14,520
CHK	CHESAPEAKE ENERGY CORP.	800	18,536
MCF	CONTANGO OIL & GAS CO.*	300	17,673
EC	ECOPETROL SA - ADR	600	36,654
GSS	GOLDEN STAR RESOURCES LTD.*	9,400	17,484
MRO	MARATHON OIL CORP.	400	12,680
NEM	NEWMONT MINING CORP.	1,000	51,270
PGH	PENGROWTH ENERGY CORP.	2,200	20,680
PBR	PETROLEO BRASILEIRO SA - ADR	900	23,904
PLG	PLATINUM GROUP METALS LTD.*	22,700	33,369
POOSF	POSEIDON CONCEPTS CORP.	5,000	70,240
RIG	TRANSOCEAN, INC.	400	21,880
VALE	VALE SA - ADR	700	16,331

PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES - 5.7%			629,767
ATHN	ATHENAHELATH, INC.*	200	14,824
G	GENPACT LTD.*	800	13,040
GRVY	GRAVITY CO. LTD. - ADR*	13,900	38,225
ICLR	ICON PLC - ADR*	800	16,976
MA	MASTERCARD, INC.	1,300	546,702

REAL ESTATE RENTAL & LEASING - 0.7%			80,432
AVB	AVALONBAY COMMUNITIES, INC.	3	424
UMH	UMH PROPERTIES, INC.	7,300	80,008

RETAIL TRADE - 2.7%			303,565
AEO	AMERICAN EAGLE OUTFITTERS	1,200	20,628
BBY	BEST BUY, INC.	2,200	52,096
KR	KROGER CO.	5,400	130,842
PSMT	PRICESMART, INC.	1,000	72,810
SPGZ	SPECTRUM GROUP INTERNATIONAL, INC.*	3,411	7,095
WAG	WALGREEN CO.	600	20,094

TRANSPORTATION & WAREHOUSING - 5.1%			566,880
PAC	GRUPO AEROPORTUARIO DEL PACIFICO SAB DE CV - ADR	400	14,552
ASR	GRUPO AEROPORTUARIO DEL SURESTE SAB DE CV - ADR	2,300	157,596
GSH	GUANGSHEN RAILWAY LTD. - ADR	7,200	138,528
JBHT	JB HUNT TRASPORTATION SERVICES, INC.	200	10,874
KSU	KANSAS CITY SOUTHERN*	2,600	186,394
NMM	NAVIOS MARITIME PARTNERS LP	1,400	23,338
SSW	SEASPAN CORP.	800	13,872
SFL	SHIP FINANCE INTERNATIONAL LTD.	15	230
UNP	UNION PACIFIC CORP.	200	21,496

UTILITIES - 2.8%			316,389
SBS	COMPANHIA DE SANEAMENTO - ADR	200	15,324
ETP	ENERGY TRANSFER PARTNERS LP	6,000	281,460
EXC	EXELON CORP.	500	19,605

WHOLESALE TRADE - 2.0%			227,504
MIL	MFC INDUSTRIAL LTD.	8,600	66,134
PG	PROCTER & GAMBLE CO.	1,000	67,210
RNDY	ROUNDY'S, INC.*	8,800	94,160

PREFERRED STOCKS - 1.7%			184,180
(Cost $140,408)
MANUFACTURING - 0.4%			41,320
ABV	COMPANHIA DE BEBIDAS DAS AMERICAS	1,000	41,320

RETAIL TRADE - 1.3%			142,860
CBD	COMPANHIA BRASILEIRA DE DISTRBUICAO	3,000	142,860

INVESTMENT COMPANIES - 9.4%			1,056,284
(Cost $1,058,009)
ERX	DIREXION DAILY ENERGY BULL 3X SHARES*	1,000	51,320
TLH	ISHARES BARCLAYS 10-20 YEAR TREASURY BOND FUND*	200	25,552
SHY	ISHARES BARCLAYS 1-3 YEAR TREASURY BOND FUND*	600	50,592
TLT	ISHARES BARCLAYS 20+ YEAR TREASURY BOND FUND	400	44,880
IEF	ISHARES BARCLAYS 7-10 YEAR TREASURY BOND FUND*	400	41,312
SHV	ISHARES BARCLAYS SHORT TREASURY BOND FUND*	400	44,076
ZROZ	PIMCO 25 YEAR ZERO COUPON US TREASURY INDEX FUND	200	19,427
UUP	POWERSHARES DB US DOLLAR INDEX BULLISH*	4,000	87,640
EUO	PROSHARES ULTRASHORT EURO*	13,200	250,404
GLL	PROSHARES ULTRASHORT GOLD*	3,200	53,792
DUG	PROSHARES ULTRASHORT OIL & GAS*	1,600	36,752
ZSL	PROSHARES ULTRASHORT SILVER*	10,600	111,830
YCS	PROSHARES ULTRASHORT YEN*	2,600	122,382
DIA	SPDR DOW JONES INDUSTRIAL AVERAGE*	200	26,358
USO	UNITED STATES OIL FUND LP*	600	23,538
XLU	UTILITIES SELECT SECTOR SPDR	600	21,030
XIV	VELOCITYSHARES DAILY INVERSE VIX SHORT-TERM ETN*	3,700	45,399

CASH EQUIVALENTS - 10.5%		1,172,956
(Cost $1,172,955)
HIGHMARK 100% US TREASURY MONEY MARKET FUND, 0.06%^	586,478	586,478
HIGHMARK DIVERSIFIED MONEY MARKET FUND, 0.23%^	586,478	586,478

TOTAL INVESTMENT SECURITIES - 100.8%		11,265,031
(Cost $9,733,369)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)		(91,890)

NET ASSETS - 100.0%		$11,173,141

ADR	- American Depository Receipt
*	Non-income producing security.
^	Seven-day yield as of March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments	$9,899,615
Gross unrealized appreciation	1,630,359
Gross unrealized depreciation	(264,943)
Net unrealized appreciation	$1,365,416

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Marketocracy Masters 100 Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3
Common Stock^	$8,851,611	-	-

Preferred Stock^	184,180	-	-

Investment Companies	1,056,284	-	-

Short-Term Investments	1,172,956	-	-

Total Investments in Securities	$11,265,031	-	-
^See Portfolio of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Funds

By (Signature and Title)*/s/ Kendrick W. Kam
      Kendrick W. Kam, President & Treasurer

Date  5/22/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Kendrick W. Kam
      Kendrick W. Kam, President & Treasurer

Date  5/22/2012

* Print the name and title of each signing officer under his or her signature.